FINANCIAL INSTRUMENTS AND RISK (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows
	Carrying amount	Contractual cash flows	Less than 1 year	1 - 3 years	4 - 5 years	After 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	4,035,983	4,035,983	4,035,983	—	—	—
Interest payable	357,913	357,913	357,913	—	—	—
Convertible debentures	745,000	745,000	745,000	—	—	—
Loans payable	1,263,055	1,263,055	1,263,055	—	—	—
Loans from related parties	4,060,187	4,060,187	4,060,187	—	—	—
Bonds payable	1,787,351	1,954,300	—	1,954,300	—	—
Lease liability	2,703,129	5,587,147	654,231	1,801,543	1,169,009	1,962,364
Total	14,952,618	18,003,585	11,116,369	3,755,843	1,169,009	1,962,364

Schedule of Financial Instruments Denominated in Foreign Currencies

At December 31, 2019, the Company had the following financial instruments denominated in foreign currencies:

	Argentina Pesos	Colombian Pesos	Mexican Pesos	United States Dollars	Total
	$	$	$	$	$
Cash	23,209	3,940	579	17,152	44,880
Amounts receivable	372,833	409,665	225,651	138,712	1,146,861
Accounts payable and accrued liabilities	(501,981)	(912,245)	(1,133,691)	(374,901)	(2,922,818)
Customer deposits	—	(4,227,680)	(4,298,405)	—	(8,526,085)
Interest payable	—	—	—	(357,913)	(357,913)
Lease liability	(557,751)	(851,590)	(1,293,788)	—	(2,703,129)
Loans payable	(383,291)	(41,845)	—	(837,919)	(1,263,055)
Loans from related parties	(13,068)	—	—	(4,047,119)	(4,060,187)
Net	(1,060,049)	(5,619,755)	(6,499,654)	(5,461,988)	(18,641,446)